UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811- 23036

BNY Mellon Absolute Insight Funds, Inc.

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 10/31*

Date of reporting period: July 1, 2020-June 30, 2021

* Fiscal year end is 4/30 for BNY Mellon Core Plus Fund

Item 1. Proxy Voting Record

BNY Mellon Absolute Insight Funds, Inc.

BNY Mellon Absolute Insight Funds, Inc. - BNY Mellon Broad Opportunities Fund liquidated August 25, 2020.

=========================BNY Mellon Broad Opportunities Fund===============================
=========================BNY Mellon Core Plus Fund=======================================

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David DiPetrillo
David DiPetrillo President (Principal Executive Officer)
Date:	August 20, 2021